Right of Use Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
RIGHT OF USE ASSETS

NOTE 7 – RIGHT OF USE ASSETS

The total balance of $1,279,404 as of March 31, 2022 represents the net value of two industrial land use rights located in Weihai City, Shandong Province, and Chuxiong City, Yunnan Province. The total cost of land use rights is $1,482,846 and the accumulated amortization is $203,442.

NOTE 7 – RIGHT OF USE ASSETS

The total balance of $1,284,319 as of December 31, 2021 represents the net value of two industrial land use rights located in Weihai City, Shandong Province, and Chuxiong City, Yunnan Province. The total cost of land use rights is $1,448,783 and the accumulated amortization is $164,464.